LEASES - MATURITIES OF LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Operating Leases
2021	$ 6,706
2022	6,634
2023	6,590
2024	6,210
2025	5,646
Thereafter	122,085
Total future lease payments	153,871
Less: Liability accretion	(52,117)
Total lease liability	101,754
Finance Leases
2021	54,992
2022	6,004
2023	4,622
2024	5,279
2025	3,396
Thereafter	2,324
Total future lease payments	76,617
Less: Liability accretion	(2,458)
Total lease liability	$ 74,159	$ 35,400